UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL - GLOBAL FLEXIBLE INCOME FUND

FORM N-Q

SEPTEMBER 30, 2018

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 35.9%
COMMUNICATION SERVICES - 3.7%
Media - 1.3%
DISH DBS Corp., Senior Notes	5.000%	3/15/23	50,000	$45,562
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	30,000	32,139

Total Media				77,701

Wireless Telecommunication Services - 2.4%
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000	137,800

TOTAL COMMUNICATION SERVICES				215,501

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.717%	4/6/20	70,000	70,203	(a)(b)

CONSUMER STAPLES - 3.5%
Food Products - 2.2%
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	130,000	129,302

Household Products - 0.7%
Church & Dwight Co. Inc., Senior Notes	3.150%	8/1/27	45,000	41,746

Tobacco - 0.6%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	35,000	32,550	(a)

TOTAL CONSUMER STAPLES				203,598

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	90,000	91,377
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	100,000	98,058	(a)
Energy Transfer Equity LP, Senior Secured Notes	5.500%	6/1/27	55,000	57,217

TOTAL ENERGY				246,652

FINANCIALS - 8.9%
Banks - 4.1%
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000	120,655
CIT Group Inc., Senior Notes	5.000%	8/15/22	65,000	66,463
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	55,000	54,891

Total Banks				242,009

Capital Markets - 1.8%
Morgan Stanley, Senior Notes	2.625%	11/17/21	105,000	102,138

Consumer Finance - 2.0%
American Express Co., Senior Notes	2.650%	12/2/22	120,000	115,667

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 1.0%
New York Life Global Funding (3 mo. USD LIBOR + 0.160%)	2.556%	10/1/20	60,000	$60,052	(a)(b)

TOTAL FINANCIALS				519,866

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Inc., Senior Secured Notes	4.750%	5/1/23	25,000	25,500

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Northrop Grumman Corp., Senior Notes	3.500%	3/15/21	40,000	40,223

INFORMATION TECHNOLOGY - 0.9%
Software - 0.9%
Symantec Corp., Senior Notes	5.000%	4/15/25	55,000	54,557	(a)

MATERIALS - 6.9%
Chemicals - 3.4%
CF Industries Inc., Senior Notes	4.950%	6/1/43	30,000	26,663
CF Industries Inc., Senior Secured Notes	3.400%	12/1/21	90,000	88,712	(a)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	80,000	82,200	(a)

Total Chemicals				197,575

Containers & Packaging - 0.7%
Sealed Air Corp., Senior Notes	5.250%	4/1/23	40,000	40,900	(a)

Metals & Mining - 1.0%
FMG Resources August 2006 Pty Ltd., Senior Notes	5.125%	3/15/23	60,000	58,950	(a)

Paper & Forest Products - 1.8%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	105,000	107,593	(a)

TOTAL MATERIALS				405,018

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
American Tower Corp., Senior Notes	2.250%	1/15/22	60,000	57,319
GEO Group Inc., Senior Notes	5.125%	4/1/23	31,000	29,838
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	85,000	87,391
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	50,000	46,625	(a)

TOTAL REAL ESTATE				221,173

UTILITIES - 1.7%
Electric Utilities - 0.6%
DPL Inc., Senior Notes	7.250%	10/15/21	35,000	37,975

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000		$64,838

Total Utilities					102,813

TOTAL CORPORATE BONDS & NOTES (Cost - $2,123,899)					2,105,104

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.3%
U.S. Government Obligations - 24.3%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%) (Cost - $1,425,115)	2.220%	4/30/20	1,425,000		1,425,366	(b)

SOVEREIGN BONDS - 15.8%
Brazil - 2.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	640,000	BRL	146,822

France - 13.3%
French Republic Government Bond OAT	2.000%	5/25/48	620,000	EUR	777,343	(c)

TOTAL SOVEREIGN BONDS (Cost - $942,631)					924,165

ASSET-BACKED SECURITIES - 11.8%
Centex Home Equity Loan Trust, 2005-A, M1 (1 mo. USD LIBOR + 0.720%)	2.936%	1/25/35	31,931		32,048	(b)
CWABS Revolving Home Equity Loan Trust, 2004-I, A (1 mo. USD LIBOR + 0.290%)	2.448%	2/15/34	118,406		117,463	(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH3, A1B (1 mo. USD LIBOR + 0.320%)	2.536%	3/25/37	162,747		159,969	(b)
Long Beach Mortgage Loan Trust, 2005-WL2, M2 (1 mo. USD LIBOR + 0.735%)	2.951%	8/25/35	54,536		54,826	(b)
Merrill Lynch Mortgage Investors Trust Series, 2006-HE1, M1 (1 mo. USD LIBOR + 0.390%)	2.606%	12/25/36	55,000		55,125	(b)
New Century Home Equity Loan Trust Series, 2005-B, A2D (1 mo. USD LIBOR + 0.400%)	2.616%	10/25/35	86,045		86,454	(b)
Towd Point Mortgage Trust, 2017-4, A1	2.750%	6/25/57	189,041		185,800	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $689,151)					691,685

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 6.9%
Federal National Mortgage Association (FNMA) - CAS, 2015-C02, 1M2 (1 mo. USD LIBOR + 4.000%)	6.216%	5/25/25	68,738		75,662	(b)
Lehman XS Trust Series, 2005-5N, 1A1 (1 mo. USD LIBOR + 0.300%)	2.516%	11/25/35	94,100		93,924	(b)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - continued
Thornburg Mortgage Securities Trust, 2004-2, A1 (1 mo. USD LIBOR + 0.620%)	2.836%	6/25/44	101,196	$100,991	(b)
WaMu Mortgage Pass-Through Series Trust, 2004-AR5, A6	4.199%	6/25/34	127,487	130,563	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $397,570)				401,140

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,578,366)				5,547,460

			SHARES
SHORT-TERM INVESTMENTS - 2.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $146,537)	1.969%		146,537	146,537

TOTAL INVESTMENTS - 97.2% (Cost - $5,724,903)				5,693,997
Other Assets in Excess of Liabilities - 2.8%				163,690

TOTAL NET ASSETS - 100.0%				$5,857,687

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
EUR	— Euro
LIBOR	— London Interbank Offered Rate

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	2,700,000	USD	143,393	HSBC Securities Inc.	10/4/18	$750
MXN	2,800,000	USD	148,143	HSBC Securities Inc.	10/4/18	1,339
MXN	2,800,000	USD	147,988	HSBC Securities Inc.	10/4/18	1,493
AUD	410,000	USD	295,101	Goldman Sachs & Co.	11/19/18	1,377
USD	290,614	AUD	410,000	Goldman Sachs & Co.	11/19/18	(5,864)
USD	267,080	EUR	230,000	Goldman Sachs & Co.	12/11/18	(1,627)
USD	130,269	EUR	110,000	HSBC Securities Inc.	12/11/18	1,756
USD	366,245	EUR	320,000	JPMorgan Chase & Co.	12/11/18	(7,609)
GBP	110,000	USD	145,081	Barclays Bank PLC	12/18/18	(1,132)
GBP	110,000	USD	145,086	Citigroup Global Markets Inc.	12/18/18	(1,137)
USD	236,759	GBP	180,000	Citigroup Global Markets Inc.	12/18/18	1,207
GBP	180,000	USD	237,375	HSBC Securities Inc.	12/18/18	(1,823)

Total						$(11,270)

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

At September 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	APPRECIATION UNREALIZED
JPMorgan Securities Inc. (Liberty Interactive LLC, 8.500%, due 7/15/29)	$100,000	6/20/22	1.135%	5.000% Quarterly	$13,491	$8,340	$5,151
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	0.955%	1.000% Quarterly	64	(2,320)	2,384

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$40,000	12/20/22	1.131%	1.000% Quarterly	$(205)	$(1,455)	$1,250
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	0.955%	1.000% Quarterly	104	(3,773)	3,877

Total	$245,000				$13,454	$792	$12,662

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
iTRAXX Europe Crossover S30	450,000	EUR	12/20/23	5.000% Quarterly	$55,572	$58,656	$(3,084)
Markit CDX N.A. HY. 30. Index	$2,165,000		6/20/23	5.000% Quarterly	168,308	157,501	10,807

Total					$223,880	$216,157	$7,723

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Flexible Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$2,105,104	—	$2,105,104
U.S. Government & Agency Obligations	—	1,425,366	—	1,425,366
Sovereign Bonds	—	924,165	—	924,165
Asset-Backed Securities	—	691,685	—	691,685
Collateralized Mortgage Obligations	—	401,140	—	401,140

Total Long-Term Investments	—	5,547,460	—	5,547,460

Short-Term Investments†	$146,537	—	—	146,537

Total Investments	$146,537	$5,547,460	—	$5,693,997

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$7,922	—	$7,922
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	13,659	—	13,659
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	10,807	—	10,807

Total Other Financial Instruments	—	$32,388	—	$32,388

Total	$146,537	$5,579,848	—	$5,726,385

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$19,192	—	$19,192
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	205	—	205
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,084	—	3,084

Total	—	$22,481	—	$22,481

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2018